UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4316
                                  ----------------------------------------------

                                Midas Fund, Inc.
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               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                                Midas Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      09/30/04
                         ---------------------

Item 1. Schedule of Investments

September 30, 2004 (Unaudited)

                                                                          Shares             Value
                                                                       -----------      --------------
Common Stocks - 116.72%
African Rainbow Mineral Corp. (a)                                        100,000           $ 555,985
African Mineral Corp. (a) (b)                                             37,699                   -
Anglo American Platinum Corp.                                             21,702             911,661
Anglogold Ashanti Ltd.                                                    26,680           1,026,902
Bema Gold Corp. (a)                                                      425,000           1,355,750
Cambior, Inc. (a)                                                        220,000             669,248
Centerra Gold, Inc. (a)                                                   50,000             740,755
Claude Resources, Inc. (a)                                               503,100             563,472
Compania de Minas Buenaventura (b)                                       108,000           2,565,000
Desert Sun Mining Corp. (a)                                               51,800              58,016
Dundee Precious Metals, Inc. (a) (b)                                     120,000             634,800
Dynatec Corp. (a)                                                      1,000,000           1,114,096
Eldorado Gold Corp. (a)                                                  400,000           1,304,000
First Quantum Minerals Ltd. (a)                                           57,000             752,400
Friedman's, Inc. - Class A (a)                                            73,000             150,380
Fujian Zijin Mining Industry Company Ltd.                              1,000,000             333,415
Gammon Lake Resources, Inc. (a)                                           47,800             277,600
Glamis Gold Ltd. (a) (b)                                                 150,000           2,809,500
Golden Cycle Gold Corp. (a)                                            1,964,500           4,763,912
Guinor Gold Corp. (a)                                                  3,028,000           2,560,019
Harmony Gold Mining Company Ltd.                                          47,400             645,588
High River Gold Mines Ltd. (a)                                           750,000           1,102,244
Highland Gold Mining Ltd.                                                125,000             565,508
IAMGOLD Corp. (a)                                                        400,000           3,212,000
Impala Platinum Holdings Ltd. (b)                                        104,000           2,084,014
Jaguar Mining, Inc. (a)                                                   34,800              89,365
Kinross Gold Corp. (a)                                                   300,000           2,034,000
Meridian Gold, Inc. (a)                                                   66,000           1,103,520
Metallic Ventures Gold, Inc. (a)                                          35,000              52,268
Mexgold Resources, Inc. (a)                                              380,000             834,703
Minefinders Corporation Ltd. (a)                                          79,000             544,310
Mvelaphanda Resources Ltd. (a)                                           285,000             827,490
Newcrest Mining Limited                                                  600,000           6,601,478
Newmont Mining Corp.                                                      80,000           3,642,400
NovaGold Resources, Inc. (a)                                             142,000             893,110
Oxiana Limited                                                         2,250,000           1,336,375
Peru Copper, Inc. (a)                                                    400,000             521,492
Placer Dome, Inc.                                                        350,000           6,958,000
Queenstake Resources Ltd. (a)                                          1,300,000             576,248
Randgold Resources Ltd. (a) (b)                                           60,000             592,200
Resolute Mining Limited (a)                                              490,000             443,648
San Kung Investment (a) (b)                                              400,000                   -
Wheaton River Minerals, Ltd. (a)                                       1,400,000           4,410,000
Wolfden Resources, Inc. (a)                                              250,000           1,017,500
Yamana Gold, Inc. (a)                                                    541,000           1,389,262
                                                                                       -------------

TOTAL COMMON STOCKS (Cost $43,095,210)                                                    64,623,634
                                                                                       -------------

Midas Funds
Midas Fund
Schedule of Investments - continued
September 30, 2004 (Unaudited)

                                                                          Shares           Value
                                                                       -----------    --------------
Warrants - 0.09%
Jaguar Mining Inc., 5/20/2006 (a)                                         40,000                 $ -
Metallic Ventures Gold Inc., 3/17/2009 (a)                                17,500               2,450
Mexgold Resources Inc., 2/26/2006 (a)                                    190,000              42,035
Peru Copper Inc., 3/18/2006 (a)                                          200,000                   -
Queenstake Resources Ltd., (a)                                           650,000               5,136
                                                                                       -------------

TOTAL WARRANTS (Cost $0)                                                                       49,621
                                                                                       --------------

TOTAL INVESTMENTS (Cost $43,095,210) - 116.81%                                           $ 64,673,255
                                                                                       --------------

Liabilities in excess of cash & other assets - (16.81)%                                    (9,305,710)
                                                                                       --------------

TOTAL NET ASSETS - 100.00%                                                               $ 55,367,545
                                                                                       ==============



(a) Non-income producing. (b) American Depositary Receipts.





Tax Related
Unrealized appreciation                                                                  $ 25,064,732
Unrealized depreciation                                                                    (2,775,087)
                                                                                       --------------
Net unrealized appreciation                                                              $ 22,289,645
                                                                                       ==============

Aggregate cost of securities for income tax purposes                                     $ 43,748,610
                                                                                       ==============


Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: November 29, 2004

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)